Other (Expense) Income	12 Months Ended
Dec. 31, 2010
Other (Expense) Income [Abstract]
OTHER (EXPENSE) INCOME

23.	OTHER (EXPENSE) INCOME

	Year Ended December 31,
	2008	2009	2010

Government grants	$2.2	$0.7	$1.2
Loss on financial derivatives	(9.3)	(8.0)	(49.8)
Investment income (loss)	(5.5)	—	—
Convertible notes repurchase gain	23.8	9.5	—
Foreign currency exchange gain (loss), net	(14.4)	8.6	(46.7)
Investment impairment losses	(73.8)	—	—
Other	0.3	0.4	0.9

	$(76.7)	$11.2	$(94.4)